Background and Basis of Presentation (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Market segments	3	3